RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues	$ 10,016	$ 7,602
Expenses:
Cost of sales	3,316	3,036
Operating expenses:
Research and development	2,871	3,071
Sales and marketing	3,790	4,763
General and administrative	978	1,011
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	20	630
Expenses:
Cost of sales	27	34
Operating expenses:
Research and development	103	99
Sales and marketing	64	81
General and administrative	$ 25	$ 30